Ordinary Shares and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 67,467	$ 33,358	$ 7,945
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	621	216	38
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	10,005	4,246	3,621
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	18,253	10,710	2,814
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 38,588	$ 18,186	$ 1,472